Consolidated Statements of Operations - USD ($)	8 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Operating expenses:
Selling, general and administrative		$ 27,148	$ 16,760
Total operating expenses		27,148	16,760
Net loss before provision for income taxes		$ (27,148)	$ (16,760)
Income tax expenses
Net loss		$ (27,148)	$ (16,760)
Net loss per common share - basic and diluted		$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - basic and diluted		30,573,200	25,400,000
Content Checked Inc [Member]
Operating expenses:
General and administrative	$ 401,029	$ 1,172,077
Total operating expenses	401,029	1,172,077
Net loss before provision for income taxes	$ 401,029	$ 1,172,077
Income tax expenses
Net loss	$ 401,029	$ 1,172,077
Net loss per common share - basic and diluted	$ (0.40)	$ (1.17)
Weighted average number of common shares outstanding - basic and diluted	1,000,000	1,000,000